Jan. 28, 2021
Service | BLACKROCK ADVANTAGE SMALL CAP GROWTH FUND
Fund Overview Key Facts About BlackRock Advantage Small Cap Growth Fund
Investment Objective
The investment objective of BlackRock Advantage Small Cap Growth Fund (“Advantage Small Cap Growth” or the “Fund”), a series of BlackRock FundsSM (the “Trust”), is to seek long-term capital growth.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell Service Shares of Advantage Small Cap Growth. You may pay other fees, such as brokerage commissions and other fees to your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock Advisors, LLC (“BlackRock”) and its affiliates) (each, a “Financial Intermediary”), which are not reflected in the table and example below.
Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 126% of the average value of its portfolio.
Principal Investment Strategies of the Fund
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small cap companies and at least 80% of its net assets (plus any borrowings for investment purposes) in securities or instruments of issuers located in the United States. Equity securities consist primarily of common stock, preferred stock, securities convertible into common stock and securities or other instruments whose price is linked to the value of common stock, such as derivatives. The Fund seeks to buy primarily common stock but also can invest in preferred stock, convertible securities and other equity securities. The Fund management team focuses on small capitalization companies that Fund management believes have above average prospects for earnings growth. Although a universal definition of small-capitalization companies does not exist, the Fund generally defines these companies as those with market capitalizations, at the time of the Fund’s investment, comparable in size to the companies in the Russell 2000® Index (between approximately $11.8 million and $13.3 billion as of December 31, 2020). In the future, the Fund may define small-capitalization companies using a different index or classification system. From time to time the Fund may invest in shares of companies through “new issues” or initial public offerings (“IPOs”). The Fund may use derivatives, including options, warrants, futures, swaps and forward contracts both to seek to increase the return of the Fund and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets. In order to manage cash flows into or out of the Fund effectively, the Fund may buy and sell financial futures contracts or options on such contracts. Derivatives are financial instruments whose value is derived from another security, a commodity (such as oil or gas), a currency or an index, including but not limited to the Russell 2000® Index. The use of options, futures, swaps and forward contracts can be effective in protecting or enhancing the value of the Fund’s assets. The Fund also may use indexed or inverse securities.
Principal Risks of Investing in the Fund
Risk is inherent in all investing. The value of your investment in Advantage Small Cap Growth, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of the principal risks of investing in the Fund. The order of the below risk factors does not indicate the significance of any particular risk factor. ■ Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock. ■ Derivatives Risk — The Fund’s use of derivatives may increase its costs, reduce the Fund’s returns and/or increase volatility. Derivatives involve significant risks, including: Volatility Risk — Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate with the overall securities markets. Counterparty Risk — Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. Market and Illiquidity Risk — The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately. Valuation Risk — Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Hedging Risk — Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective. The use of hedging may result in certain adverse tax consequences. Tax Risk — Certain aspects of the tax treatment of derivative instruments, including swap agreements and commodity-linked derivative instruments, are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority. Such treatment may be less favorable than that given to a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments. Regulatory Risk — Derivative contracts, including, without limitation, swaps, currency forwards and non-deliverable forwards, are subject to regulation under the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) in the United States and under comparable regimes in Europe, Asia and other non-U.S. jurisdictions. Under the Dodd-Frank Act, certain derivatives are subject to margin requirements and swap dealers are required to collect margin from the Fund with respect to such derivatives. Specifically, regulations are now in effect that require swap dealers to post and collect variation margin (comprised of specified liquid instruments and subject to a required haircut) in connection with trading of over-the-counter (“OTC”) swaps with the Fund. Shares of investment companies (other than certain money market funds) may not be posted as collateral under these regulations. Requirements for posting of initial margin in connection with OTC swaps will be phased-in through at least 2021. In addition, regulations adopted by global prudential regulators that are now in effect require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many derivatives contracts, terms that delay or restrict the rights of counterparties, such as the Fund, to terminate such contracts, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. The implementation of these requirements with respect to derivatives, as well as regulations under the Dodd-Frank Act regarding clearing, mandatory trading and margining of other derivatives, may increase the costs and risks to the Fund of trading in these instruments and, as a result, may affect returns to investors in the Fund. On October 28, 2020, the Securities and Exchange Commission adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Fund will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the Investment Company Act of 1940, as amended, treat derivatives as senior securities so that a failure to comply with the limits would result in a statutory violation and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. ■ Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. ■ High Portfolio Turnover Risk — The Fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover (more than 100%) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the realization and/or distribution to shareholders of higher capital gains or losses as compared to a fund with less active trading policies. These effects of higher than normal portfolio turnover may adversely affect Fund performance. ■ Indexed and Inverse Securities Risk — Indexed and inverse securities provide a potential return based on a particular index of value or interest rates. The Fund’s return on these securities will be subject to risk with respect to the value of the particular index. These securities are subject to leverage risk and correlation risk. Certain indexed and inverse securities have greater sensitivity to changes in interest rates or index levels than other securities, and the Fund’s investment in such instruments may decline significantly in value if interest rates or index levels move in a way Fund management does not anticipate. ■ Investment Style Risk — Under certain market conditions, growth investments have performed better during the later stages of economic expansion. Therefore, this investment style may over time go in and out of favor. At times when the investment style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investment styles. ■ Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage. ■ Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. The Fund seeks to pursue its investment objective by using proprietary models that incorporate quantitative analysis and is subject to “Model Risk” as described below. This means you may lose money. A recent outbreak of an infectious coronavirus has developed into a global pandemic that has resulted in numerous disruptions in the market and has had significant economic impact leaving general concern and uncertainty. The impact of this coronavirus, and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies and the market in general ways that cannot necessarily be foreseen at the present time. ■ Model Risk — The Fund seeks to pursue its investment objective by using proprietary models that incorporate quantitative analysis. Investments selected using these models may perform differently than as forecasted due to the factors incorporated into the models and the weighting of each factor, changes from historical trends, and issues in the construction and implementation of the models (including, but not limited to, software issues and other technological issues). There is no guarantee that BlackRock’s use of these models will result in effective investment decisions for the Fund. The information and data used in the models may be supplied by third parties. Inaccurate or incomplete data may limit the effectiveness of the models. In addition, some of the data that BlackRock uses may be historical data, which may not accurately predict future market movement. There is a risk that the models will not be successful in selecting investments or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective. ■ “New Issues” Risk — “New issues” are IPOs of equity securities. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the IPO. ■ Preferred Securities Risk — Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred securities of larger companies. ■ Small Cap and Emerging Growth Securities Risk — Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a more limited management group than larger capitalized companies. ■ Warrants Risk — If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the Fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve substantially more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Performance Information
The information shows you how Advantage Small Cap Growth’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the Russell 2000® Growth Index. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. The table includes all applicable fees. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance, including its current net asset value, can be obtained by visiting http://www.blackrock.com or can be obtained by phone at (800) 882-0052.
Service SharesANNUAL TOTAL RETURNSBlackRock Advantage Small Cap Growth FundAs of 12/31
During the ten-year period shown in the bar chart, the highest return for a quarter was 30.86% (quarter ended June 30, 2020) and the lowest return for a quarter was -26.24% (quarter ended March 31, 2020).
As of 12/31/20Average Annual Total Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.